Future Policy Benefit Reserve (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2016
Liability for Future Policy Benefit, by Product Segment [Line Items]
Reinsurance recoverable from GCLR	$ (3,719,131)	$ (4,265,678)	$ (3,574,716)
Funds withheld on GreyCastle life retrocession arrangements (net of future policy benefit reserves recoverable: 2015, $3,719,131; 2014, $4,265,678)	914,629	1,155,016	998,391
Future policy benefit reserves are comprised of the following:
Traditional life	792,001	789,133
Annuities	3,371,499	3,918,066
Total future policy benefit reserves	$ 4,163,500	$ 4,707,199	$ 4,020,602
Other information:
Average interest rate used for future policy benefits, percent	3.30%	3.30%
XL Re Life (SAC) Ltd
Liability for Future Policy Benefit, by Product Segment [Line Items]
Funds Held under Reinsurance Agreements, Liability	$ 4,633,760	$ 5,420,694
Reinsurance recoverable from GCLR	(3,719,131)	(4,265,678)
U.S. Term Life Reinsurance [Member]
Liability for Future Policy Benefit, by Product Segment [Line Items]
Reinsurance recoverable from GCLR	(284,481)	0
Other Life Retrocessions [Member]
Liability for Future Policy Benefit, by Product Segment [Line Items]
Reinsurance recoverable from GCLR	(13,801)	(17,840)
Corporate and other | XL Re Life (SAC) Ltd
Liability for Future Policy Benefit, by Product Segment [Line Items]
Future Policy Benefit Reserve Retention	$ 146,087	$ 423,681